NET REVENUE FROM SALES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Gross revenue	R$ 51,315,548	R$ 50,581,428	R$ 51,980,417
Sales returns, discounts and rebates	(551,214)	(786,103)	(673,746)
Taxes on sales	(5,966,388)	(6,107,865)	(5,868,721)
Deductions	(6,517,602)	(6,893,968)	(6,542,467)
Net revenue	44,797,946	43,687,460	45,437,950
Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Gross revenue	28,502,944	29,029,141	28,383,814
Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Gross revenue	R$ 22,812,604	R$ 21,552,287	R$ 23,596,603